PROPERTY AND EQUIPMENT,NET - Depreciation expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PROPERTY AND EQUIPMENT, NET
Depreciation expense	$ 2,139,000	$ 2,223,000	$ 2,121,000
Discontinued operations
PROPERTY AND EQUIPMENT, NET
Depreciation expense			$ 41,000